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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Australia: 1.1%
105,417		Australia & New Zealand Banking Group Ltd.	$2,927,822	0.6
28,700		BHP Billiton Ltd. ADR	2,259,264	0.5
			5,187,086	1.1
		Belgium: 1.6%
110,129		Belgacom S.A.	3,361,485	0.7
104,730		KBC Groep NV	4,122,828	0.9
			7,484,313	1.6
		Brazil: 1.3%
63,592		Banco do Brasil S.A.	779,193	0.2
144,000		Banco Santander Brasil S.A. ADR	1,068,480	0.2
172,471		Centrais Eletricas Brasileiras SA ADR	612,272	0.1
104,070		Petroleo Brasileiro SA ADR	1,882,626	0.4
32,830		Telefonica Brasil SA ADR	826,659	0.2
43,608		Tim Participacoes SA ADR	959,376	0.2
			6,128,606	1.3
		Canada: 1.9%
116,100		Barrick Gold Corp.	3,705,912	0.8
177,000		Kinross Gold Corp.	1,456,710	0.3
27,900		Magna International, Inc.	1,457,775	0.3
66,100		Suncor Energy, Inc.	2,248,722	0.5
			8,869,119	1.9
		China: 1.6%
218,000		China Mobile Ltd.	2,383,656	0.5
730,000		China Overseas Land & Investment Ltd.	2,264,105	0.5
2,386,000		Huaneng Power International, Inc.	2,459,333	0.6
190,000	@, X	Sino-Forest Corp.	—	—
			7,107,094	1.6
		Denmark: 0.7%
177,205	@	Danske Bank A/S	3,395,642	0.7
		Finland: 0.4%
221,493		Stora Enso OYJ (Euro Denominated Security)	1,579,635	0.4
		France: 11.3%
12,678		Air Liquide	1,618,621	0.4
282,617		AXA S.A.	5,232,607	1.1
68,264		BNP Paribas	4,283,154	0.9
83,569		Carrefour S.A.	2,382,546	0.5
245,035		France Telecom S.A.	2,782,797	0.6
146,080		Gaz de France	2,996,627	0.7
24,000		Groupe Danone	1,663,241	0.3
244,528		Natixis	968,915	0.2
13,822		PPR	2,972,619	0.6
50,350		Renault S.A.	3,034,795	0.7
98,802		Sanofi	9,631,768	2.1
30,700		Schneider Electric S.A.	2,335,572	0.5
80,324	@	Societe Generale	3,627,078	0.8
64,800		Suez Environnement S.A.	856,902	0.2
11,904		Technip S.A.	1,288,947	0.3
117,763		Total S.A.	6,381,808	1.4
			52,057,997	11.3
		Germany: 6.6%
25,850		BASF AG	2,618,087	0.6
36,982		Bayer AG	3,649,462	0.8
29,756		Bayerische Motoren Werke AG	2,996,960	0.6
27,870		DaimlerChrysler AG	1,622,084	0.4
28,500		Deutsche Bank AG	1,473,994	0.3
158,313		Deutsche Post AG	3,717,464	0.8
291,546		Deutsche Telekom AG	3,581,675	0.8
108,623		E.ON AG	1,888,752	0.4
80,245		Siemens AG	8,791,868	1.9
			30,340,346	6.6
		Hong Kong: 2.2%
478,600		AIA Group Ltd.	1,903,927	0.4
6,582,000	@, X	Chaoda Modern Agriculture Holdings Ltd.	329,100	0.1
494,200		Esprit Holdings Ltd.	687,443	0.2
272,500		Power Assets Holdings Ltd.	2,361,134	0.5
354,000		Wharf Holdings Ltd.	3,127,017	0.7
449,000		Yue Yuen Industrial Holdings	1,504,053	0.3
			9,912,674	2.2
		Israel: 0.3%
41,100		Teva Pharmaceutical Industries Ltd. ADR	1,561,389	0.3
		Italy: 4.5%
587,333		Enel S.p.A.	2,560,857	0.6
243,694		ENI S.p.A.	6,086,840	1.3
228,560		Fiat Industrial SpA	2,941,354	0.6
1,545,490		Intesa Sanpaolo S.p.A.	3,150,230	0.7
123,300		Intesa Sanpaolo SpA	209,261	0.0
2,713,046		Telecom Italia S.p.A.	2,692,118	0.6
3,552,916		Telecom Italia S.p.A. RNC	3,035,312	0.7
			20,675,972	4.5
		Japan: 22.0%
138,000		Ajinomoto Co., Inc.	1,871,809	0.4
25,200		Astellas Pharma, Inc.	1,282,817	0.3
62,600		Bridgestone Corp.	1,641,795	0.4
92,200		Canon, Inc.	3,357,484	0.7
673,590		Sumitomo Mitsui Trust Holdings, Inc.	2,487,941	0.5
243,400		Dai Nippon Printing Co., Ltd.	1,967,751	0.4
127,036		Daiichi Sankyo Co., Ltd.	2,150,780	0.5
354,600		Dynam Japan Holdings Co. Ltd.	618,175	0.1

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan (continued)
175,800		Fuji Photo Film Co., Ltd.	$3,505,384	0.8
241,000		Hachijuni Bank Ltd.	1,206,580	0.3
567,888		Hitachi Ltd.	3,369,903	0.7
107,900		Honda Motor Co., Ltd.	4,078,533	0.9
121,200		Hoya Corp.	2,340,195	0.5
276		Inpex Holdings, Inc.	1,597,979	0.4
116,000		Japan Tobacco, Inc.	3,619,323	0.8
66,000		JGC Corp.	1,871,024	0.4
50,300		Kao Corp.	1,442,900	0.3
92,200		Komatsu Ltd.	2,452,151	0.5
72,400		Mabuchi Motor Co., Ltd.	3,250,811	0.7
29,800		Makita Corp.	1,451,304	0.3
90,000		Mitsubishi Corp.	1,898,747	0.4
108,000		Mitsubishi Estate Co., Ltd.	2,615,752	0.6
276,000		Mitsubishi UFJ Financial Group, Inc.	1,569,651	0.3
149,700		Mitsui Sumitomo Insurance Group Holdings, Inc.	3,135,563	0.7
14,200		Nintendo Co., Ltd.	1,383,475	0.3
66,500		Nippon Telegraph & Telephone Corp.	2,785,116	0.6
137,300		Nissan Motor Co., Ltd.	1,405,754	0.3
74,900		NKSJ Holdings, Inc.	1,574,753	0.3
255,900		Nomura Holdings, Inc.	1,464,844	0.3
126,500		Omron Corp.	3,015,022	0.7
27,300		Ono Pharmaceutical Co., Ltd.	1,438,304	0.3
23,900		ORIX Corp.	2,556,838	0.6
43,500		Rohm Co., Ltd.	1,446,196	0.3
36,900		Sankyo Co., Ltd.	1,470,105	0.3
45,600		Secom Co., Ltd.	2,274,506	0.5
63,400		Seven & I Holdings Co., Ltd.	1,925,979	0.4
147,200		Shiseido Co., Ltd.	2,038,005	0.4
6,000		SMC Corp.	1,038,500	0.2
51,700		Sony Corp.	773,318	0.2
153,200		Sumitomo Mitsui Financial Group, Inc.	6,153,109	1.3
10,200		Taisho Pharmaceutical Holdings Co. Ltd.	703,961	0.2
31,200		TDK Corp.	1,157,087	0.3
188,700		Tokio Marine Holdings, Inc.	5,572,686	1.2
59,000		Tokyo Electron Ltd.	2,537,099	0.6
77,900		Toyota Motor Corp.	3,720,851	0.8
			101,219,860	22.0
		Luxembourg: 0.3%
66,500	L	ArcelorMittal	1,141,140	0.3
		Mexico: 0.5%
64,900		America Movil S.A.B de CV ADR	1,632,884	0.3
73,444	@	Cemex SAB de CV ADR	796,867	0.2
			2,429,751	0.5
		Netherlands: 8.4%
583,586		Aegon NV	3,896,181	0.8
15,682		Akzo Nobel NV	1,073,313	0.2
55,190		European Aeronautic Defence and Space Co. NV	2,587,359	0.6
301,012		Koninklijke Ahold NV	4,423,220	1.0
27,076		Koninklijke DSM NV	1,658,528	0.3
216,899		Royal Dutch Shell PLC - Class A	7,688,758	1.7
91,806		Royal Dutch Shell PLC - Class B	3,336,849	0.7
128,096		Koninklijke Philips Electronics NV	3,989,657	0.9
134,782		Unilever NV	5,460,825	1.2
218,952		Wolters Kluwer NV	4,435,422	1.0
			38,550,112	8.4
		New Zealand: 0.5%
1,155,456		Telecom Corp. of New Zealand Ltd.	2,353,005	0.5
		Norway: 0.6%
106,497		Statoil ASA	2,837,346	0.6
		Russia: 0.5%
35,900		Lukoil OAO ADR	2,423,250	0.5
		Singapore: 0.6%
16,910	@	Flextronics International Ltd.	105,011	0.0
910,100		Singapore Telecommunications Ltd.	2,572,171	0.6
			2,677,182	0.6
		South Africa: 0.6%
161,957		Gold Fields Ltd.	1,876,956	0.4
40,500		Impala Platinum Holdings Ltd.	734,066	0.2
			2,611,022	0.6
		South Korea: 1.0%
178,300		KT Corp. ADR	3,020,402	0.7
4,771		Posco	1,559,651	0.3
			4,580,053	1.0
		Spain: 2.8%
3,365,524		Banco Popular Espanol S.A.	3,043,462	0.7
287,016		Banco Bilbao Vizcaya Argentaria S.A.	2,853,432	0.6
125,819		Gas Natural SDG S.A.	2,513,509	0.5
264,285		Indra Sistemas S.A.	3,462,680	0.8
60,538		Telefonica S.A.	876,160	0.2
			12,749,243	2.8
		Sweden: 1.7%
675,155		Telefonaktiebolaget LM Ericsson	7,852,904	1.7
		Switzerland: 5.6%
79,693		Credit Suisse Group	2,353,558	0.5
49,490		Nestle S.A.	3,475,064	0.8
119,264		Novartis AG	8,107,145	1.8

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Switzerland (continued)
31,696		Roche Holding AG - Genusschein	$7,006,056	1.5
101,800	@	STMicroelectronics NV	880,040	0.2
29,410		Swiss Re Ltd.	2,186,572	0.5
84,100		UBS AG - Reg	1,460,618	0.3
			25,469,053	5.6
		United Kingdom: 16.8%
61,830		AstraZeneca PLC	2,987,597	0.7
595,412		BAE Systems PLC	3,204,510	0.7
1,240,062		Barclays PLC	5,953,586	1.3
169,497		BHP Billiton PLC	5,812,345	1.3
53,700		BP PLC ADR	2,390,724	0.5
703,541		BP PLC	5,207,948	1.1
154,647	@	CRH PLC	3,332,700	0.7
31,800	@	Ensco PLC	2,021,526	0.5
213,588		GlaxoSmithKline PLC	4,885,578	1.1
1,213,820		Home Retail Group	2,309,097	0.5
382,121		HSBC Holdings PLC	4,345,369	0.9
53,928		Imperial Tobacco Group PLC	2,005,260	0.4
825,734		ITV PLC	1,500,826	0.3
190,400		J Sainsbury PLC	997,565	0.2
225,700		Kingfisher PLC	964,495	0.2
5,342,773	@	Lloyds TSB Group PLC	4,373,114	1.0
293,851		Marks & Spencer Group PLC	1,767,834	0.4
173,565		Rexam PLC	1,290,217	0.3
192,851	@	Rexam PLC - B Shares	137,637	0.0
82,206		Rio Tinto PLC	4,644,146	1.0
1,212,585		Tesco PLC	6,853,048	1.5
2,338,633		Vodafone Group PLC	6,382,474	1.4
365,931		WM Morrison Supermarkets PLC	1,455,476	0.3
150,142		WPP PLC	2,357,527	0.5
			77,180,599	16.8
		United States: 2.5%
74,800		Coca-Cola Enterprises, Inc.	2,608,276	0.6
65,700		Newmont Mining Corp.	2,822,472	0.6
53,300	@	Rowan Companies PLC	1,837,784	0.4
36,200	@	Seagate Technology	1,230,076	0.3
78,334	@	TE Connectivity Ltd.	3,045,626	0.6
			11,544,234	2.5
		Total Common Stock
		(Cost $435,617,567)	449,918,627	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Securities Lending Collateral(cc)(1): 0.2%
855,199

BankofNovaScotia, Repurchase Agreement dated 01/31/13, 0.17%, due 02/01/13 (Repurchase Amount $855,203, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $872,307, due 04/01/26-01/01/43)

		(Cost $855,199)	$855,199	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.6%
7,446,948		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $7,446,948)	$7,446,948	1.6
		Total Short-Term Investments
		(Cost $8,302,147)	8,302,147	1.8
		Total Investments in Securities (Cost $443,919,714)	$458,220,774	99.7
		Assets in Excess of Other Liabilities	1,273,065	0.3
		Net Assets	$459,493,839	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2013.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $453,741,587.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$61,894,141
		Gross Unrealized Depreciation	(57,414,954)
		Net Unrealized Appreciation	$4,479,187

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2013 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	20.9%
Energy	10.3%
Health Care	9.6
Industrials	9.4
Consumer Staples	9.2
Consumer Discretionary	9.0
Materials	8.8
Telecommunication Services	8.6
Information Technology	8.5
Utilities	3.6
Short-Term Investments	1.8
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$2,259,264	$2,927,822	$—	$5,187,086
Belgium	3,361,485	4,122,828	—	7,484,313
Brazil	6,128,606	—	—	6,128,606
Canada	8,869,119	—	—	8,869,119
China	—	7,107,094	—	7,107,094
Denmark	—	3,395,642	—	3,395,642
Finland	—	1,579,635	—	1,579,635
France	1,663,241	50,394,756	—	52,057,997
Germany	—	30,340,346	—	30,340,346
Hong Kong	—	9,583,574	329,100	9,912,674
Israel	1,561,389	—	—	1,561,389
Italy	—	20,675,972	—	20,675,972
Japan	618,175	100,601,685	—	101,219,860
Luxembourg	1,141,140	—	—	1,141,140
Mexico	2,429,751	—	—	2,429,751
Netherlands	—	38,550,112	—	38,550,112
New Zealand	—	2,353,005	—	2,353,005
Norway	—	2,837,346	—	2,837,346
Russia	2,423,250	—	—	2,423,250
Singapore	105,011	2,572,171	—	2,677,182
South Africa	—	2,611,022	—	2,611,022
South Korea	3,020,402	1,559,651	—	4,580,053
Spain	—	12,749,243	—	12,749,243
Sweden	—	7,852,904	—	7,852,904
Switzerland	—	25,469,053	—	25,469,053
United Kingdom	4,412,250	72,768,349	—	77,180,599
United States	11,544,234	—	—	11,544,234
Total Common Stock	49,537,317	400,052,210	329,100	449,918,627
Short-Term Investments	7,446,948	855,199	—	8,302,147
Total Investments, at fair value	$56,984,265	$400,907,409	$329,100	$458,220,774

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 26, 2013